Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited Condensed Consolidated Statements of Cash Flows
Amount of interests paid	$ 33.6	$ 34.0